westcore Trust

Westcore MIDCO Growth Fund

Westcore Blue Chip Fund

Westcore Growth and Income Fund

Westcore Small-Cap Opportunity Fund

Westcore Mid-Cap Opportunity Fund

Westcore Small-Cap Growth Fund

Westcore Select Fund

Westcore International Frontier Fund

Westcore International Select Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED APRIL 2, 2001

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED OCTOBER 1, 2000

This document supplements the Prospectus and the Statement of Additional Information ("SAI"), and should be read in conjunction with such Prospectus and SAI.

Effective April 2, 2001, ALPS Mutual Funds Services, Inc., as distributor to the Funds under the Westcore Trust (the "Trust"), will change its name to ALPS Distributors, Inc.

References to ALPS Mutual Funds Services, Inc., as distributor to the Trust, in the Prospectus and SAI shall be replaced with references to ALPS Distributors, Inc.

Effective April 2, 2001, an affiliate of ALPS Distributors, Inc. will take on the name ALPS Mutual Funds Services, Inc. and will assume the duties of ALPS Distributors, Inc. as co-administrator, bookkeeping and pricing agent and telephone service agent to the Funds.